UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Advisers, L.P.
           -----------------------------------------------------
Address:   1999 Ave of the Stars,
           Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number: 028-11980
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander Rogers                 Los Angeles, CA                  11/13/2007
--------------------                 ---------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           31
                                         -----------
Form 13F Information Table Value Total:     $410,618
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AEP Industries                 COM              001031103    33241  785100 Sh       SOLE              785100      0    0
AK Steel Holdings              COM              001547108    26370  600000 Sh       SOLE              600000      0    0
American Express               COM              025816109    17811  300000 Sh       SOLE              300000      0    0
Assisted Living Concepts       COM              04544x102    18280 2000000 Sh       SOLE             2000000      0    0
Atlas Air Worldwide            COM              049164205    27991  542147 Sh       SOLE              542147      0    0
Augusta Resource Corp          COM              050912203     5934 2214300 Sh       SOLE             2214300      0    0
BEA Systems, Inc               COM              073325102     6935  500000 Sh       SOLE              500000      0    0
Burlington Northern Santa Fe   COM              12189t104     8117  100000 Sh       SOLE              100000      0    0
Cheniere Energy                COM              16411r208     3927  100000 Sh       SOLE              100000      0    0
CSX Corp                       COM              126408103     4273  100000 Sh       SOLE              100000      0    0
Eddie Bauer Holdings           COM              071625107     4730  550000 Sh       SOLE              550000      0    0
Gemstar-TV Guide International COM              36866w106     5568  800000 Sh       SOLE              800000      0    0
Goldman Sachs Group            COM              38141g104    10837   50000 Sh       SOLE               50000      0    0
Hayes Lemmerz                  COM              420781304    14327 3444000 Sh       SOLE             3444000      0    0
Hilltop Holdings Inc           COM              432748101    10945  932300 Sh       SOLE              932300      0    0
Kraft Foods Inc                COM              50075n104    60393 1750000 Sh       SOLE             1750000      0    0
Maguire Properties             COM              559775101    24872  962900 Sh       SOLE              962900      0    0
NYSE Group Inc.                COM              62949w103     3319   52400 Sh       SOLE               52400      0    0
Nexcen Brands                  COM              653351106     9288 1382100 Sh       SOLE             1382100      0    0
NYMEX Holdings                 COM              62948n104    13018  100000 Sh       SOLE              100000      0    0
Playtex Products               COM              72813p100    18280 1000000 Sh       SOLE             1000000      0    0
Qualcom Inc                    COM              747525103    21130  500000 Sh       SOLE              500000      0    0
Quanex Corp                    COM              747620102     8191  174343 Sh       SOLE              174343      0    0
Sears Holdings Corp            COM              812350106    15900  125000 Sh       SOLE              125000      0    0
Sunrise Senior Living Inc      COM              86768k106    17685  500000 Sh       SOLE              500000      0    0
Union Pacific                  COM              907818108    11306  100000 Sh       SOLE              100000      0    0
USANA Health                   COM              90328m107     3281   75000 Sh       SOLE               75000      0    0
Allied Capital Corp            OPT              01903q958       63    1000 Sh  PUT  SOLE                1000      0    0
Countrywide Financial          OPT              2223728vg     3200    2000 Sh  PUT  SOLE                2000      0    0
USANA Health                   OPT              90328m957      911     750 Sh  PUT  SOLE                 750      0    0
General Motors                 OPT              3704429jg      495    2000 Sh  CALL SOLE                2000      0    0